ProShares S&P Kensho Cleantech ETF Annual Fund Operating Expenses - ProShares S&P Kensho Cleantech ETF - None	May 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.58%